See Notes to Consolidated Schedule of Investments
Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited) January 31, 2025
Investments Shares Value
Long Positions 87.3%
Common Stocks 21.6%
Air Freight & Logistics 0.1%
Air Transport Services
Group, Inc.
*
2,376
$ 52,795
Banks 0.6%
Canadian Western Bank
(Canada) 1,323 52,689
Heartland Financial USA,
Inc. 5,905 381,876
434,565
Broadline Retail 2.9%
Alibaba Group Holding
Ltd., ADR (China) 3,973 392,691
Alibaba Group Holding
Ltd. (China) 10,905 133,766
Amazon.com, Inc.
*
2,271 539,771
MercadoLibre, Inc.
(Brazil)
*
161 309,473
Nordstrom, Inc. 5,150 124,630
Prosus NV (China) 19,426 742,026
2,242,357
Capital Markets 0.0%
Pershing Square,
Escrow
*(a)(b)
6,100
—
Construction Materials 1.1%
Summit Materials, Inc.,
Class A
*
15,495
810,543
Consumer Finance 0.6%
Discover Financial
Services 1,784 358,745
Moneylion, Inc.
*
998 86,806
445,551
Consumer Staples Distribution & Retail 0.1%
Fix Price Group plc, GDR
(Russia)
*(a)(b)(c)
144 —
Sendas Distribuidora SA,
ADR (Brazil)
*
2,205 12,679
Wal-Mart de Mexico SAB
de CV (Mexico) 23,570 61,103
73,782
Containers & Packaging 0.5%
Berry Global Group, Inc. 3,179 215,918
Pactiv Evergreen, Inc. 9,100 161,434
377,352
Diversified Telecommunication Services 0.9%
Frontier Communications
Parent, Inc.
*
19,745 706,081
GCI Liberty, Inc. Escrow
*(a)
(b)
5,700 —
706,081
Electric Utilities 0.8%
ALLETE, Inc. 9,028
592,417
Investments Shares Value
Financial Services 0.3%
PayPal Holdings, Inc.
*
2,543
$ 225,259
Food Products 2.4%
Kellanova 15,657 1,279,648
Nestle SA (Registered) 6,300 535,126
1,814,774
Health Care Equipment & Supplies 0.8%
Inari Medical, Inc.
*
5,152 410,460
Surmodics, Inc.
*
5,848 199,066
609,526
Health Care Providers & Services 0.5%
Accolade, Inc.
*
15,750 108,518
Cross Country
Healthcare, Inc.
*
14,083 256,592
Shanghai Pharmaceuticals
Holding Co. Ltd., Class
H (China) 17,461 27,742
Sinopharm Group Co.
Ltd., Class H (China) 10,003 26,455
419,307
Hotels, Restaurants & Leisure 1.1%
Booking Holdings, Inc. 64 303,204
Deliveroo plc, Class A
(United Kingdom)
*(c)
10,109 16,457
Despegar.com Corp.
(Argentina)
*
13,521 259,874
Expedia Group, Inc.
*
1,177 201,208
International Game
Technology plc 5,400 91,908
872,651
Insurance 0.5%
AIA Group Ltd. (Hong
Kong) 36,533 256,832
Enstar Group Ltd.
*
496 162,187
419,019
Interactive Media & Services 2.0%
Alphabet, Inc., Class A 4,066 829,545
Baidu, Inc., ADR (China)
*
407 36,874
Baidu, Inc., Class A
(China)
*
1,069 12,087
Meta Platforms, Inc.,
Class A 984 678,153
VK IPJSC, GDR (Russia)
*(a)
(b)(c)
1,305 —
1,556,659
Life Sciences Tools & Services 0.9%
Eurofins Scientific SE
(Luxembourg) 12,606
676,314
Media 0.1%
Stroeer SE & Co. KGaA
(Germany) 1,538
90,906
Metals & Mining 0.2%
ArcelorMittal SA
(Luxembourg) 4,179 104,162

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
Investments Shares Value
Metals & Mining - cont’d
Vale SA, Class B, ADR
(Brazil) 8,035 $ 74,645
178,807
Oil, Gas & Consumable Fuels 0.2%
LUKOIL PJSC, ADR
(Russia)
*(a)(b)
661 —
Petroleo Brasileiro SA,
ADR (Brazil) 9,122 129,624
129,624
Passenger Airlines 0.0%
(d)
American Airlines Group,
Inc.
*
768
12,995
Personal Care Products 0.0%
(d)
L'Oreal SA (France) 57
21,149
Pharmaceuticals 0.7%
Aralez Pharmaceuticals,
Inc. (Canada)
*(a)
345 —
Roche Holding AG 1,692 531,917
531,917
Professional Services 0.3%
SGS SA (Registered)
(Switzerland) 2,449
237,892
Real Estate Management & Development 0.1%
Seritage Growth
Properties, Class A
*
22,434
83,903
Retail REITs 0.2%
Retail Opportunity
Investments Corp., REIT 9,800
171,206
Semiconductors & Semiconductor Equipment 0.3%
ASML Holding NV
(Netherlands) 199 147,213
Silicon Motion
Technology Corp., ADR
(Taiwan) 1,512 82,570
SunEdison, Inc.
*(a)(b)
16,689 —
229,783
Software 2.6%
Altair Engineering, Inc.,
Class A
*
1,250 137,937
HashiCorp, Inc., Class A
*
19,049 651,476
Microsoft Corp. 1,559 647,078
SAP SE (Germany) 2,169 597,721
2,034,212
Specialty Retail 0.0%
Toys R Us, Inc.
*(a)(b)
2,810
—
Technology Hardware, Storage & Peripherals 0.2%
Samsung Electronics
Co. Ltd., GDR (South
Korea)
(c)
178
159,127
Textiles, Apparel & Luxury Goods 0.2%
Capri Holdings Ltd.
*
2,214 54,863
NIKE, Inc., Class B 1,220 93,818
148,681
Investments Shares Value
Trading Companies & Distributors 0.4%
IMCD NV (Netherlands) 1,803
$ 282,350
Total Common Stocks
(Cost $15,262,511 ) 16,641,504
Principal
Amount
Corporate Bonds 0.0%
Independent Power and Renewable Electricity
Producers 0.0%
GenOn Energy, Inc. Escrow
,
9.50%, 10/15/2018
(a)(b)(e)
$ 354,000 —
9.88%, 10/15/2020
(a)(b)(e)
1,655,000 —
Total Corporate Bonds
(Cost $— ) —
Loan Assignments 0.0%
(d)
Media 0.0%
(d)
Deluxe Entertainment Services Group,
Inc., 1st Lien Term Loan
,
(US Prime Rate + 4.50%),
12% Cash/1.50% PIK
due 12/31/2025
(a)(b)(f)(g)
14,315 5,652
Deluxe Entertainment Services Group,
Inc., 2nd Lien Term Loan
,
0.00% due 1/31/2025
(a)(b)
153,519 —
Total Loan Assignments
(Cost $105,973) 5,652
No. of
Rights
Rights 0.1%
Biotechnology 0.1%
Adamas Pharmaceuticals,
Inc., CVR
*(a)
24,600 307
Akouos, Inc., CVR
*(a)
38,850 19,425
Tobira Therapeutics, Inc.,
CVR
*(a)(b)
6,900 —
19,732
Capital Markets 0.0%
(d)
Pershing Square Holdings
Gp LLC, expiring
9/29/2033
*(a)
1,525
458
Health Care Equipment & Supplies 0.0%
(d)
ABIOMED, Inc., CVR
*(a)
3,300
5,775
IT Services 0.0%
(d)
Flexion Therapeutics, Inc.,
CVR
*(a)
18,500
1,850
Metals & Mining 0.0%
(d)
Kinross Gold Corp., CVR,
expiring 2/25/2032
(Canada)
*(b)
4,800
960

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
All bonds are denominated in USD, unless noted otherwise.
Investments
No. of
Rights Value
Paper & Forest Products 0.0%
(d)
Resolute Forest Products,
Inc., CVR (Canada)
*(a)
5,750
$ 8,625
Total Rights
(Cost $53,693) 37,400
No. of
Warrants
Warrants 0.0%
(d)
Leisure Products 0.0%
(d)
Tonies SE, expiring
4/30/2026 (Germany)
*
(Cost $—)
4,329
449
Shares
Short-Term Investments 65.6%
Investment Companies 65.6%
Fidelity Treasury Only
Portfolio, Institutional
Class, 4.27%
(h)
50,569,448 50,569,448
—
Total Long Positions
(Cost $65,991,625 ) 67,254,453
Investments Shares Value
Short Positions (1.3)%
(i)
Common Stocks Sold Short (1.3)%
Banks (0.6)%
National Bank of Canada
(Canada) (595) $ (52,808)
UMB Financial Corp. (3,246) (382,704)
(435,512)
Consumer Finance (0.5)%
Capital One Financial
Corp. (1,925)
(392,141)
Containers & Packaging (0.2)%
Amcor plc (20,143)
(195,790)
Total Common Stocks Sold Short
(Proceeds $(904,151)) (1,023,443)
Total Short Positions
(Proceeds $(904,151)) (1,023,443)
Total Investments 86.0%
(Cost $65,087,474 ) 66,231,010
Other Assets Less Liabilities 14.0%
(j)
10,821,556
Net Assets 100.0% $77,052,566
* Non-income producing security.
(a) Value determined using significant unobservable inputs.
(b) Security fair valued as of January 31, 2025, in accordance with procedures approved by the valuation designee. Total value of all such securities at January 31, 2025, amounted to $6,612, which represents
0.0% of net assets of the Fund.
(c) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. At January 31,
2025, these securities amounted to $175,584 of long positions which represents 0.2% of net assets of the
Fund.
(d) Represents less than 0.05% of net assets of the Fund.
(e) Defaulted security.
(f) Payment-in-kind (PIK) security.
(g) Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2025, and changes periodically.
(h) Represents 7-day effective yield as of January 31, 2025.
(i) At January 31, 2025, the Fund had approximately $2,484,775 deposited in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(j) Includes the impact of the Fund’s open positions in derivatives at January 31, 2025.

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
Derivative Instruments
Abbreviations
ADR American Depositary Receipt
CVR Contingent Value Rights
GDR Global Depositary Receipt
IPJSC International Public Joint Stock Company
SA Société Anonyme
USD United States Dollar
Futures contracts ("futures")
At January 31, 2025, open positions in futures for the Fund were as follows:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Long Contracts
LME Copper Base Metal 1 2/2025 $ 223,256 $ (1,472)
LME Nickel Base Metal 1 2/2025 90,375 (1,954)
LME Nickel Base Metal 1 2/2025 90,265 (5,229)
LME Zinc Base Metal 1 2/2025 67,725 (7,831)
LME Zinc Base Metal 1 2/2025 67,306 (9,089)
Euro-Bund 3 3/2025 412,429 (6,932)
Foreign Exchange MXN/USD 23 3/2025 552,115 (8,871)
Foreign Exchange USD/NOK 1 3/2025 100,056 1,912
Foreign Exchange ZAR/USD 2 3/2025 53,325 (990)
LME Aluminum Base Metal 1 3/2025 65,169 1,109
LME Aluminum Base Metal 1 3/2025 65,141 663
LME Aluminum Base Metal 1 3/2025 65,094 1,015
LME Lead Base Metal 1 3/2025 48,360 (80)
LME Lead Base Metal 1 3/2025 48,357 (84)
LME Lead Base Metal 1 3/2025 48,290 (75)
LME Lead Base Metal 1 3/2025 48,202 (64)
LME Nickel Base Metal 1 3/2025 90,496 (5,327)
LME Zinc Base Metal 1 3/2025 68,043 (2,847)
LME Zinc Base Metal 1 3/2025 67,850 (6,726)
LME Aluminum Base Metal 1 4/2025 64,818 (797)
LME Lead Base Metal 4 4/2025 194,678 (2,037)
LME Nickel Base Metal 1 4/2025 90,984 (2,925)
LME Nickel Base Metal 1 4/2025 90,874 (2,921)
LME Nickel Base Metal 2 4/2025 182,346 (5,672)
LME Zinc Base Metal 1 4/2025 68,464 (3,615)
Total Long Contracts $ 2,964,018 $(70,839)

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Short Contracts
LME Copper Base Metal (1) 2/2025 $ (223,256) $ 19,978
LME Nickel Base Metal (1) 2/2025 (90,265) 5,593
LME Nickel Base Metal (1) 2/2025 (90,375) 6,796
LME Zinc Base Metal (1) 2/2025 (67,306) 8,403
LME Zinc Base Metal (1) 2/2025 (67,725) 6,607
Canada 10 Year Bond (4) 3/2025 (341,088) (8,508)
Euro-BTP (1) 3/2025 (124,322) 2,798
Euro-OAT (1) 3/2025 (127,994) (181)
Foreign Exchange AUD/USD (67) 3/2025 (4,165,055) 102,717
Foreign Exchange CAD/USD (1) 3/2025 (69,045) 1,755
Foreign Exchange CHF/USD (1) 3/2025 (137,937) 6,036
Foreign Exchange EUR/USD (87) 3/2025 (11,306,737) 156,357
Foreign Exchange GBP/USD (11) 3/2025 (852,431) 5,186
Foreign Exchange JPY/USD (16) 3/2025 (1,295,500) (16,741)
Foreign Exchange NZD/USD (9) 3/2025 (507,915) 14,203
LME Aluminum Base Metal (1) 3/2025 (65,094) 641
LME Aluminum Base Metal (1) 3/2025 (65,141) (1,144)
LME Aluminum Base Metal (1) 3/2025 (65,169) (2,435)
LME Lead Base Metal (1) 3/2025 (48,202) 3,257
LME Lead Base Metal (1) 3/2025 (48,291) 3,231
LME Lead Base Metal (1) 3/2025 (48,357) 1,789
LME Lead Base Metal (1) 3/2025 (48,360) 1,099
LME Nickel Base Metal (1) 3/2025 (90,496) 1,653
LME Zinc Base Metal (1) 3/2025 (67,850) 9,272
LME Zinc Base Metal (1) 3/2025 (68,043) 7,128
Long Gilt (2) 3/2025 (230,051) 2,159
S&P 500 E-Mini Index (3) 3/2025 (910,087) 9,082
U.S. Treasury 10 Year Note (15) 3/2025 (1,632,656) 13,518
LME Aluminum Base Metal (1) 4/2025 (64,819) 1,453
LME Lead Base Metal (4) 4/2025 (194,678) (90)
LME Nickel Base Metal (2) 4/2025 (182,346) 5,616
LME Nickel Base Metal (1) 4/2025 (90,874) (367)
LME Nickel Base Metal (1) 4/2025 (90,984) 1,502
LME Zinc Base Metal (1) 4/2025 (68,464) 2,646
Total Short Contracts $ (23,546,913) $371,009
Total Futures $300,170

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
Forward foreign currency contracts ("forward contracts")
At January 31, 2025, open forward contracts for the Fund were as follows:
Currenc y Purchased Currency Sold Counterparty
Settlement
Date
Net
Unrealized
Appreciation/
(Depreciation)
INR** 29,838,837 USD 344,491 JPM 2/3/2025 $ 3
USD 344,492 INR** 29,554,589 JPM 2/3/2025 3,279
USD 500,000 CNH 3,641,900 JPM 2/5/2025 2,716
KRW** 1,019,111,659 USD 699,999 JPM 2/6/2025 828
USD 1,855,508 INR** 159,504,681 JPM 2/6/2025 14,355
USD 168,057 INR** 14,454,784 JPM 2/7/2025 1,222
KRW** 293,826,289 USD 200,000 JPM 2/10/2025 1,739
USD 700,000 KRW** 1,018,976,000 JPM 2/10/2025 380
GBP 320,658 USD 391,488 JPM 2/14/2025 6,081
TRY 25,369,477 USD 700,000 JPM 2/14/2025 1,817
USD 290,097 MXN 6,000,000 JPM 2/14/2025 997
USD 233,565 INR** 20,242,588 JPM 2/18/2025 138
CLP** 98,213,570 USD 100,000 JPM 2/24/2025 106
USD 1,917,583 INR** 165,653,657 JPM 2/24/2025 8,182
USD 100,000 KRW** 143,449,000 JPM 2/28/2025 1,478
GBP 8,705 USD 10,674 JPM 3/28/2025 117
USD 422,112 CAD 605,240 JPM 3/28/2025 4,765
USD 84,027 GBP 67,173 JPM 3/28/2025 754
Total unrealized appreciation $ 48,957
Currenc y Purchased Currency Sold Counterparty
Settlement
Date
Net
Unrealized
Appreciation/
(Depreciation)
CNH 3,641,322 USD 500,000 JPM 2/5/2025 $ (2,795)
INR** 160,120,032 USD 1,855,504 JPM 2/6/2025 (7,248)
USD 700,000 KRW** 1,025,549,000 JPM 2/6/2025 (5,254)
INR** 14,496,550 USD 168,057 JPM 2/7/2025 (740)
KRW** 717,743,870 USD 499,999 JPM 2/10/2025 (7,202)
TWD** 3,271,485 USD 100,000 JPM 2/10/2025 (677)
USD 100,000 TWD** 3,294,966 JPM 2/10/2025 (36)
MXN 6,000,000 USD 291,079 JPM 2/14/2025 (1,979)
USD 3,825,307 EUR 3,710,085 JPM 2/14/2025 (25,212)
USD 700,000 TRY 25,446,170 JPM 2/14/2025 (3,938)
INR** 50,086,481 USD 578,056 JPM 2/18/2025 (484)

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
Currency Purchased Currency Sold Counterparty
Settlement
Date
Net
Unrealized
Appreciation/
(Depreciation)
USD 344,492 INR** 29,878,928 JPM 2/18/2025 $ (56)
INR** 172,830,448 USD 1,999,996 JPM 2/24/2025 (7,872)
USD 100,000 CLP** 99,697,123 JPM 2/24/2025 (1,618)
USD 82,417 INR** 7,154,910 JPM 2/24/2025 (53)
KRW** 143,575,737 USD 100,000 JPM 2/28/2025 (1,391)
CAD 544,891 USD 377,908 JPM 3/28/2025 (2,175)
GBP 74,698 USD 92,849 JPM 3/28/2025 (246)
USD 20,108 GBP 16,230 JPM 3/28/2025 (13)
Total unrealized depreciation $ (68,989)
Net unrealized depreciation $(20,032)
**        Non-deliverable forward.
Equity swap contracts ("equity swaps")
At January 31, 2025, the Fund had outstanding equity swaps as follows:
Over the counter equity swaps — Long
(a)
Counterparty
Reference
Entity
Notional
Amount
Maturity
Date
Variable-
Rate
(b)
Spread
Reference
Rate
Frequency
of Fund
Receipt/
Payment
Value
and
Unrealized
Appreciation/
(Depreciation)
MS adidas AG EUR 253,371 2/17/2026 3.45% 0.60% 1M EURIBOR T/1M $ 124,964
MS Amundi SA EUR 1,540,268 2/17/2026 3.45% 0.60% 1M EURIBOR T/1M 125,919
MS Anima Holding SpA EUR 67,223 2/17/2026 3.45% 0.60% 1M EURIBOR T/1M 28,706
MS Azelis Group NV EUR 266,065 2/17/2026 3.45% 0.60% 1M EURIBOR T/1M 11,515
MS Brenntag SE EUR 476,819 2/17/2026 3.45% 0.60% 1M EURIBOR T/1M (81,883)
MS Bureau Veritas SA EUR 518,770 2/17/2026 3.45% 0.60% 1M EURIBOR T/1M 72,401
MS Croda International
plc
GBP 22,137 12/2/2025 5.34% 0.64% 1D SONIA T/1M (30,431)
MS Danone SA EUR 518,584 2/17/2026 3.45% 0.60% 1M EURIBOR T/1M 139,659
MS Elis SA EUR 445,058 2/17/2026 3.45% 0.60% 1M EURIBOR T/1M 48,021
MS Heidelberg
Materials AG
EUR 445,236 2/17/2026 3.45% 0.60% 1M EURIBOR T/1M 259,698
MS Hermes
International SCA
EUR 664,656 2/17/2026 3.45% 0.60% 1M EURIBOR T/1M 154,330
MS Holcim AG CHF 328,594 2/17/2026 1.03% 0.58% 1D SARON T/1M 145,878
MS Hypera SA USD 23,529 7/15/2025 4.98% 0.65% 1D FEDEF T/1M (46,625)
MS Kering SA EUR 186,032 2/17/2026 3.45% 0.60% 1M EURIBOR T/1M (243,433)
MS LVMH Moet
Hennessy Louis
Vuitton SE
EUR 417,879 2/17/2026 3.45% 0.60% 1M EURIBOR T/1M (2,462)
MS Ryanair Holdings
plc
EUR 148,128 2/17/2026 3.45% 0.60% 1M EURIBOR T/1M 42,448
MS Smith & Nephew
plc
GBP 273,119 12/2/2025 5.34% 0.64% 1D SONIA T/1M (11,733)

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
Counterparty
Reference
Entity
Notional
Amount
Maturity
Date
Variable-
Rate
(b)
Spread
Reference
Rate
Frequency
of Fund
Receipt/
Payment
Value
and
Unrealized
Appreciation/
(Depreciation)
MS Stroeer SE & Co.
KGaA
EUR 534,387 2/17/2026 3.45% 0.60% 1M EURIBOR T/1M $ 42,862
Total long positions of equity swaps $779,834
Over the counter equity swaps — Short
(c)
Counterparty
Reference
Entity
Notional
Amount
Maturity
Date
Variable-
Rate
(b)
Spread
Reference
Rate
Frequency
of Fund
Receipt/
Payment
Value
and
Unrealized
Appreciation/
(Depreciation)
MS Air Liquide SA EUR (321,352) 2/17/2026 2.56% (0.35)% 1D ESTR 1M/T $ (76,323)
MS Allianz SE
(Registered)
EUR (308,741) 2/17/2026 2.56% (0.35)% 1D ESTR 1M/T (101,315)
MS AXA SA EUR (184,386) 2/17/2026 2.56% (0.35)% 1D ESTR 1M/T (46,438)
MS Deutsche Post AG EUR (123,193) 2/17/2026 2.56% (0.35)% 1D ESTR 1M/T 23,152
MS Enel SpA EUR (79,983) 2/17/2026 2.51% (0.40)% 1D ESTR 1M/T (19,073)
MS Engie SA EUR (144,938) 2/17/2026 2.56% (0.35)% 1D ESTR 1M/T (26,249)
MS H & M Hennes &
Mauritz AB
SEK (985,975) 10/21/2025 1.76% (0.75)% 1W STIBOR 1M/T (12,008)
MS Marks & Spencer
Group plc
GBP (271,108) 12/2/2025 4.40% (0.30)% 1D SONIA 1M/T (178,700)
MS Next plc GBP (144,503) 12/2/2025 4.40% (0.30)% 1D SONIA 1M/T (59,939)
MS Schneider Electric
SE
EUR (307,669) 2/17/2026 2.56% (0.35)% 1D ESTR 1M/T (128,014)
MS Swisscom AG
(Registered)
CHF (124,780) 2/17/2026 0.10% (0.35)% 1D SARON 1M/T 15,312
MS Telefonica SA EUR (56,294) 2/17/2026 2.51% (0.40)% 1D ESTR 1M/T (4,746)
MS Tencent Holdings
Ltd.
USD (262,596) 7/23/2025 3.93% (0.40)% 1D FEDEF 1M/T (55,725)
Total short positions of equity swaps $(670,066)
Total long and short positions of equity swaps $109,768
Total financing costs and other receivables/(payables) of equity swaps $(39,934)
Total long and short positions including financing costs and other receivables/(payables) of equity swaps
$69,834
(a)          The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total tttttttttttt return on the reference entity.
(b)          Effective rate at January 31, 2025.
(c)          The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total
t return on the reference entity.

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
Written option contracts ("options written")
At January 31, 2025, the Fund had outstanding options written as follows:
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Value
Calls
Hotels, Restaurants & Leisure
Despegar.com Corp. 21 $ (40,362) $ 20.00 4/17/2025 $ (368)
Total options written (premium received $365) $(368)
Abbreviations
ESTR Euro Short-Term Rate
EURIBOR       Euro Interbank Offered Rate
FEDEF           Federal Funds Floating Rate
JPM               JPMorgan Chase Bank, NA
LME           London Metal Exchange
MS                 Morgan Stanley Capital Services LLC
SARON           Swiss Average Overnight Rate
SONIA           Sterling Overnight Index Average Rate
STIBOR         Stockholm Interbank Offered Rate
T                   Termination Date
1D                 One Day
1M                 One Month
1W                 One Week
Currency Abbreviations
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Renminbi (Offshore)
EUR Euro
GBP Pound Sterling
INR Indian Rupee
JPY Japanese Yen
KRW Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
TRY Turkish Lira
TWD New Taiwan Dollar
USD United States Dollar
ZAR South African Rand

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
The following is a summary, categorized by Level (See Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's long investments as of January 31, 2025:
Asset Valuation Inputs Level 1 Level 2 Level 3
*
Total
Investments:
Common Stocks
Broadline Retail $ 1,366,565 $ 875,792 $ — $ 2,242,357
Capital Markets — — — —
Consumer Staples Distribution & Retail 73,782 — — 73,782
Diversified Telecommunication Services 706,081 — — 706,081
Food Products 1,279,648 535,126 — 1,814,774
Health Care Providers & Services 365,110 54,197 — 419,307
Insurance 162,187 256,832 — 419,019
Interactive Media & Services 1,544,572 12,087 — 1,556,659
Life Sciences Tools & Services — 676,314 — 676,314
Media — 90,906 — 90,906
Metals & Mining 74,645 104,162 — 178,807
Oil, Gas & Consumable Fuels 129,624 — — 129,624
Personal Care Products — 21,149 — 21,149
Pharmaceuticals — 531,917 — 531,917
Professional Services — 237,892 — 237,892
Semiconductors & Semiconductor Equipment 82,570 147,213 — 229,783
Software 1,436,491 597,721 — 2,034,212
Specialty Retail — — — —
Technology Hardware, Storage & Peripherals — 159,127 — 159,127
Trading Companies & Distributors — 282,350 — 282,350
Other Common Stocks
(a)
4,837,444 — — 4,837,444
Total Common Stocks 12,058,719 4,582,785 — 16,641,504
Corporate Bonds
(a)
— — — —
Loan Assignments
(a)
— — 5,652 5,652
Rights
Biotechnology — — 19,732 19,732
Capital Markets — — 458 458
Health Care Equipment & Supplies — — 5,775 5,775
IT Services — — 1,850 1,850
Metals & Mining — 960 — 960
Paper & Forest Products — — 8,625 8,625
Total Rights — 960 36,440 37,400
Warrants
(a)
449 — — 449
Short-Term Investments — 50,569,448 — 50,569,448
Total Long Positions $12,059,168 $55,153,193 $42,092 $67,254,453
(a) The Consolidated Schedule of Investments provides information on the industry or sector categorization for the portfolio.

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
* The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:
Common
Stocks
(a)(b)
Corporate
Bonds
(a)(c)
Loan
Assignments
(a)
Rights
(a)(b)
Total
Assets:
Investments in Securities:
Beginning Balance as of November 1, 2024 $209,317 $– $5,707 $42,088 $257,112
Transfers into Level 3 – – – – –
Transfers out of Level 3 – – – – –
Accrued discounts/(premiums) – – – – –
Realized gain/(loss) 142,660 – – – 142,660
Change in unrealized appreciation/
(depreciation) (135,668) – (55) (5,648) (141,371)
Purchases 11,633 – – – 11,633
Sales (227,942) – – – (227,942)
Balance as of January 31, 2025 $– $– $5,652 $36,440 $42,092
Net change in unrealized appreciation/
(depreciation) on investments still held as
of January 31, 2025 $– $– $(55) $(5,648) $(5,703)
(a) Includes securities that were fair valued in accordance with procedures approved by the valuation designee.
These investments did not have a material impact on the Fund’s net assets and therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.
(b) Includes securities that were valued based on a single quotation obtained from a dealer.
(c) The reconciliation between beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used is not presented as all values are zero.
The following is a summary, categorized by Level (See Notes to Consolidated Schedule of Investments) , of inputs used to value the Fund's short investments as of January 31, 2025 :
Liability Valuation Inputs Level 1 Level 2 Level 3 Total
Investments:
Common Stocks Sold Short
(a)
$ (1,023,443) $ — $ — $ (1,023,443)
Total Short Positions $(1,023,443) $— $— $(1,023,443)
(a) The Consolidated Schedule of Investments provides information on the industry or sector categorization for the portfolio.

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
^       A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
The following is a summary, categorized by level (See Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2025:
Other Financial Instruments Level 1 Level 2 Level 3 Total
Futures
(a)
Assets $ 405,174 $ — $ — $ 405,174
Liabilities (105,004) — — (105,004)
Forward contracts
(a)
Assets — 48,957 — 48,957
Liabilities — (68,989) — (68,989)
Swaps
Assets — 1,234,865 — 1,234,865
Liabilities — (1,165,031) — (1,165,031)
Options Written
Liabilities (368) — — (368)
Total
$ 299,802 $ 49,802 $ — $ 349,604
(a) Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instruments.

Notes to Consolidated Schedule of Investments Absolute
Return Multi-Manager Fund (Unaudited)

January 31, 2025
For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.
In accordance with ASC 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger
Berman Absolute Return Multi-Manager Fund (the “Fund”) are carried at the value that Neuberger Berman
Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments (long and short positions) in equity securities, rights, warrants and exchange-traded options written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern
Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Fund’s investments for long positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type
(generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds .
Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).
High Yield Securities.
Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market
Information.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
The value of forward foreign currency contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’
networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).
The value of equity swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value (“NAV”) per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers
(generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-
faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund’s valuation designee. As the Fund’s valuation designee, Management is responsible for determining fair value in good faith for all Fund investments.
Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m. Eastern Time on days the New York Stock Exchange (“NYSE”) is open for business.
Management has approved the use of ICE Data Services (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events,
ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time at which the Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which the Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time at which the Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
The Fund invests in commodity-related instruments through Neuberger Berman Cayman ARMM Fund I Ltd.
(the “Subsidiary”), which is organized under the laws of the Cayman Islands. The Fund is and expects to remain the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors. As of January 31, 2025, the Fund's investment in the Subsidiary was $2,160,724, which represents 2.80% of the Fund’s net assets.